Inventories - Summary of Inventories (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Classes of Inventories [Line Items]
Raw material	SFr 2,728	SFr 2,758
Finished goods	656	139
Gross inventories	3,384	2,897
Valuation allowance	(2,827)	(2,670)
Total	SFr 557	SFr 227